Financial and Other Assets - Schedule of Financial and Other Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Long-term receivables and deposits	$ 220	$ 209
Marketable equity and debt securities carried at fair value	167	156
Debt prepayment options (Note 28(c))	73	108
Pension plans in a net asset position (Note 21(a))	254	339
Long-term portion of inventories (Note 13)	62	108
Intangibles	80	76
Other	51	55
Financial and other assets	$ 907	$ 1,051